S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 16, 2026
SPAC Sponsor and Conflicts of Interest [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered into with us, each of our sponsor, officers and directors has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement securities, as summarized in the table below. For more information on non-contractual resale restrictions, also see “Securities Eligible for Future Sale—Rule 144,” “Securities Eligible for Future Sale—Restrictions on the Use of Rule 144 by Shell Companies or Former Shell Companies” and “Securities Eligible for Future Sale—Summary of Resale Restrictions.”

Subject Securities	Transfer Restrictions	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	Agreement not to (a) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidation with respect to or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the SEC promulgated thereunder with respect to, any security, (b) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise, or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b) (collectively, “Transfer”), until the earlier of (A) 180 days after the completion of our initial business combination and (B) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.	Our sponsor, officers, directors and director nominees.	Transfers are permitted (a) to our officers or directors, any affiliate or family member of any of our officers or directors, any members or partners of our sponsor or their affiliates, any affiliates of our sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, an affiliate of such individual or to a charitable organization; (c) in the case of an individual, by virtue of the laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the timeframe for us to consummate a business combination or in connection with the consummation of an initial business combination at prices no greater than the price at which the securities were originally purchased; (f) by pro rata distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Delaware or the limited liability company agreement of our sponsor upon dissolution of our sponsor; (h) in the event of our liquidation prior to the consummation of a business combination; (i) to a nominee or custodian of a person or entity to whom a disposition or transfer would be permissible under clauses (a) through (g) above; (j) to us for no value for cancellation in connection with the consummation of an initial business combination; and (k) in the event that, subsequent to the consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property (collectively, “Permitted Transfers”), provided, however, that, in the case of clauses (a) through (g), and (i) these transferees (the “Permitted Transferees”) must enter into a written agreement with us agreeing to be bound by these transfer restrictions.

Private placement securities	Agreement not to Transfer until 30 days after the completion of our initial business combination.	Our sponsor, officers, directors and director nominees and BTIG.	Same as above.

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, Class A ordinary shares	Agreement not to Transfer during the period commencing on the date of the underwriting agreement and ending 180 days after such date.	Our sponsor, officers, directors and director nominees.	(a) Prior written consent of BTIG or (b) Permitted Transfers.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations that may present a conflict of interest:
Name of Individual	Entity Name	Entity’s Business	Affiliation
Richard A. Barasch	RAB Ventures LLC HouseWorks LLC Frontier Direct Cecelia Health, Inc. BlueZones Health	Investing Healthcare Healthcare Healthcare Healthcare	Founding Partner Director Director Director Director
Avi Rafalson	RAB Ventures LLC	Investing	Principal
Benjamin Barasch	Boro Partners	Investing	Founder and Principal
Dr. Mohit Kaushal	Cylitic Security Starling Oncology, Inc. Empyria Pty Ltd. Gravie, Inc.	Software Healthcare Healthcare Insurance	Founder and Manager Director Director Director
Roger Meltzer	Haymaker Acquisition Corp. 4 Lionheart Holdings MSP Recovery Inc. Marelli Holdings Co., Ltd.	Blank Check Blank Check Payments Automotive Technology	Director Director Director Director
Bradley Cooper	Hamilton Insurance Group, Ltd. Leavitt Group Enterprises Capital Z Partners Management LLC	Insurance Insurance Investing	Director Director Partner